Fair Value Measurement - Schedule of Changes in the Fair Value of the Company’s Level 3 Related Party Loan Payable (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Fair Value Measurement [Abstract]
Fair value as of January 1, 2025
Assumption of convertible note upon closing of the Business Combination Agreement	3,898
Proceeds Received	11,000
Repayments of debt	(610)
Loss on change in the fair value of related party convertible debt	71
Fair value as of September 30, 2025	$ 14,359